Average Annual Total Returns - Class A Shares Class R6 Shares Class Y Shares - Victory Integrity Small Mid-Cap Value Fund	Class A 1 Year	Class A 5 Years	Class A Life of Class		Class R6 1 Year	Class R6 5 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y Life of Class		Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions Life of Class		Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares Life of Class		Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	17.91%	4.86%	8.03%	[1]	25.50%		6.24%	[1],[2]	25.44%	6.38%	9.06%	[1]	25.22%	6.01%	8.57%	[1]	15.22%	4.95%	7.26%	[1]	23.56%	7.18%	9.51%	[1]

[1]	Inception date of Class A and Class Y is July 5, 2011.
[2]	Inception date of Class R6 shares is March 4, 2015.